TRADE AND OTHER RECEIVABLES (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Trade receivables:
Open accounts	$ 7,040	$ 6,048
Checks receivable	22	327
Trade receivable gross	7,062	6,375
Less - allowance for doubtful accounts	270	540
Trade receivables	6,792	5,835
Is presented in the statements of financial position as follows:
Under current assets	6,549	5,362
Under non-current assets	243	473
Trade receivable	$ 6,792	$ 5,835